CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Cash	$ 2,993,045	$ 2,465,008
Restricted cash equivalents	2,681,110	3,252,897
Restricted cash equivalents - short-term	2,000,000
Accrued payables for investment properties	2,078,508	1,247,256	$ 2,891,858
Increase for new lease liabilities	2,623,092	$ 376,325	$ 0
Increase in receivables from the sale	7,577,092
Decrease of long-term debt	8,299,867
Non-cash capital contribution from a non-controlling partner	$ 2,162